UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

 (Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Growth Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 99.1%
Information Technology — 36.4%
Accenture PLC (Ireland) - Class A	36,890	$2,583,407
Analog Devices, Inc.	43,860	1,718,873
Apple, Inc.	20,035	13,368,554
Arm Holdings PLC, ADR (United Kingdom)	62,765	1,756,165
Baidu, Inc., ADR (China)*	31,205	3,645,368
Broadcom Corp. - Class A	77,975	2,696,376
Cognizant Technology Solutions Corp. - Class A*	35,780	2,501,738
eBay, Inc.*	84,810	4,105,652
EMC Corp.*	123,581	3,370,054
Equinix, Inc.*	22,495	4,635,095
Google, Inc. - Class A*	7,589	5,725,900
International Business Machines Corp.	25,017	5,189,777
Microsoft Corp.	101,251	3,015,255
NetEase, Inc. (China), ADR*	31,005	1,740,621
Qualcomm, Inc.	84,100	5,255,409
VMware, Inc. - Class A*	23,810	2,303,379
		63,611,623
Consumer Discretionary — 19.1%
Amazon.Com, Inc.*	9,175	2,333,386
BorgWarner, Inc.*	46,810	3,235,039
DIRECTV*	42,369	2,222,678
Dollar General Corp.*	52,265	2,693,738
Gap, Inc. (The)	99,120	3,546,514
Lululemon Athletica, Inc. (Canada)*	23,380	1,728,717
Michael Kors Holdings Ltd. (Hong Kong)	67,810	3,606,136
NIKE, Inc. - Class B	19,095	1,812,306
priceline.com, Inc.*	3,735	2,310,957
Ralph Lauren Corp.	14,975	2,264,669
VF Corp.	11,250	1,792,800
Walt Disney Co. (The)	37,695	1,970,695
Williams-Sonoma, Inc.	40,720	1,790,458
Yum! Brands, Inc.	32,880	2,181,259
		33,489,352
Industrials — 13.0%
Caterpillar, Inc.	18,125	1,559,475
Danaher Corp.	53,535	2,952,455
Deere & Co.	26,180	2,159,588
Dover Corp.	29,395	1,748,709
Flowserve Corp.	17,380	2,220,121
Fluor Corp.	42,830	2,410,472
Rockwell Automation, Inc.	42,040	2,923,882
Union Pacific Corp.	28,480	3,380,576
United Technologies Corp.	43,840	3,432,234
		22,787,512
Health Care — 10.6%
Allergan, Inc.	31,969	2,927,721
Celgene Corp.*	32,556	2,487,278
Cerner Corp.*	26,259	2,032,709
Express Scripts Holding Co.*	41,911	2,626,562
Henry Schein, Inc.*	49,951	3,959,616
Thermo Fisher Scientific, Inc.	39,980	2,352,023
Varian Medical Systems, Inc.*	35,881	2,164,343
		18,550,252
Consumer Staples — 8.3%
Anheuser-Busch InBev N.V. (Belguim),
ADR	41,150	3,535,196
Diageo PLC (United Kingdom), ADR	38,660	4,358,142
Estee Lauder Cos., Inc. (The) - Class A	63,625	3,917,391
Walgreen Co.	73,635	2,683,259
		14,493,988
Energy — 7.7%
Anadarko Petroleum Corp.	33,190	2,320,645
Cameron International Corp.*	60,010	3,364,761
Chevron Corp.	19,915	2,321,292
Pioneer Natural Resources Co.	25,693	2,682,349
Schlumberger Ltd.	38,071	2,753,675
		13,442,722
Financials — 3.0%
Ameriprise Financial, Inc.	31,042	1,759,772
US Bancorp	99,200	3,402,560
		5,162,332
Materials — 1.0%
Monsanto Co.	19,795	1,801,741
Total Common Stocks		$173,339,522
Investment Fund — 0.8%
Touchstone Institutional Money Market Fund^	1,369,833	1,369,833
Total Investment Securities —99.9%
(Cost $121,297,301)		$174,709,355
Other Assets in Excess of Liabilities — 0.1%		150,666
Net Assets — 100.0%		$174,860,021

* Non-income producing security.

^ Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

1

Touchstone Capital Growth Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$173,339,522	$—	$—	$173,339,522
Investment Fund	1,369,833	—	—	1,369,833

				$174,709,355

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 95.7%
United Kingdom — 19.4%
Ashtead Group PLC	174,864	$914,318
Babcock International Group PLC	51,300	767,922
Bodycote PLC	142,588	899,594
Dialight PLC	42,622	827,291
Dialog Semiconductor PLC*	58,782	1,145,153
Elementis PLC	342,482	1,283,057
Hargreaves Lansdown PLC	107,881	1,094,890
IG Group Holdings PLC	92,166	663,782
ITV PLC	800,264	1,142,367
Lavendon Group PLC	200,808	486,399
Majestic Wine PLC	119,900	871,268
Micro Focus International PLC	157,500	1,499,286
Moneysupermarket.com Group PLC	427,318	950,869
Paragon Group of Cos. PLC	345,624	1,151,950
RPC Group PLC	165,481	1,138,622
Savills PLC	211,290	1,360,333
Senior PLC	300,651	991,862
Spectris PLC	26,200	729,811
Travis Perkins PLC	42,418	713,052
TUI Travel PLC	246,127	930,424
WS Atkins PLC	32,990	388,090
		19,950,340
Japan — 18.7%
Alpen Co. Ltd.	39,300	739,267
Anritsu Corp.	74,000	959,610
Avex Group Holdings, Inc.	49,900	1,026,902
Credit Saison Co. Ltd.	41,800	1,010,720
Dena Co. Ltd.	26,600	883,485
Fields Corp.	32,040	451,615
FP Corp.	14,700	1,158,444
Fuji Media Holdings, Inc.	887	1,452,570
Hoshizaki Electric Co. Ltd.	30,900	898,412
Itochu Techno-Solutions Corp.	21,200	1,102,922
Iwatani Corp.	195,000	709,636
Japan Petroleum Exploration Co.	19,000	762,045
Megane TOP Co. Ltd.	69,600	804,448
Sawai Pharmaceutical Co. Ltd.	6,800	790,313
Shinko Electric Industries Co. Ltd.	91,100	575,504
Ship Healthcare Holdings, Inc.	30,700	980,323
Suzuken Co. Ltd.	25,600	851,256
Tokyo Ohka Kogyo Co. Ltd.	43,000	921,822
Toshiba Machine Co. Ltd.	188,000	727,524
Toyo Engineering Corp.	234,000	1,049,462
Weathernews, Inc.†	36,200	1,391,594
		19,247,874
Canada — 8.9%
Black Diamond Group Ltd.†	46,817	1,067,681
Canyon Services Group, Inc.†	85,015	1,029,070
Dollarama, Inc.	12,900	823,390
Element Financial Corp.*	121,587	758,141
Horizon North Logistics, Inc.	157,200	1,274,422
Mullen Group Ltd.	62,262	1,475,643
Onex Corp.	28,488	1,124,336
Westjet Airlines Ltd.	93,700	1,663,173
		9,215,856
Australia — 6.4%
Ausdrill Ltd.	308,078	926,752
DuluxGroup Ltd.	320,172	1,095,979
FlexiGroup Ltd.	305,073	1,018,977
GrainCorp Ltd., Class A	104,879	974,768
Lend Lease Group	128,600	1,047,166
Spark Infrastructure Group, 144a	931,000	1,574,135
		6,637,777
Germany — 5.4%
ADVA Optical Networking SE*	108,068	689,920
Freenet AG	63,000	1,028,168
Gerresheimer AG	29,181	1,525,086
Gerry Weber International AG	20,214	835,388
KUKA AG*	50,200	1,445,013
		5,523,575
Denmark — 3.8%
GN Store Nord A/S	85,400	1,313,790
Royal UNIBREW A/S	13,600	1,043,178
Topdanmark A/S*	7,854	1,537,903
		3,894,871
Bermuda — 3.6%
Biosensors International Group Ltd.*	862,000	856,943
Catlin Group Ltd.	138,167	1,061,347
Golar LNG Ltd	2,285	88,178
Golar LNG Ltd.	17,390	685,232
Lancashire Holdings Ltd.	78,551	1,044,565
		3,736,265
Norway — 3.6%
Det Norske Oljeselskap ASA*	45,036	744,848
Marine Harvest ASA*	1,693,377	1,368,559
TGS Nopec Geophysical Co. ASA	49,300	1,608,366
		3,721,773
Austria — 3.3%
Ams AG	21,260	2,124,870
Oesterreichische Post AG	37,139	1,329,154
		3,454,024
Finland — 2.7%
Kemira OYJ	88,944	1,236,699
Outotec OYJ	14,701	698,042
Pohjola Bank PLC, Class A	62,841	826,919
		2,761,660
Korea — 2.3%
Hansae Co. Ltd.	90,640	1,190,673
Paradise Co. Ltd.	75,053	1,218,892
		2,409,565

3

Touchstone International Small Cap Fund (Continued)

		Market
	Shares	Value
Common Stocks — 95.7% (Continued)
Luxembourg — 2.3%
AZ Electronic Materials SA	213,657	$1,166,839
Samsonite International SA	633,600	1,215,877
		2,382,716
Sweden — 2.3%
Boliden AB	54,462	907,866
Fastighets AB Balder, Class B*	263,406	1,447,594
		2,355,460
France — 2.0%
Plastic Omnium SA	40,783	1,015,671
UBISOFT Entertainment*	125,000	997,038
		2,012,709
Thailand — 1.9%
Sansiri PCL	10,330,000	959,838
Thai Tap Water Supply PCL	4,083,050	1,008,160
		1,967,998
Switzerland — 1.9%
Aryzta AG	20,946	1,004,428
Banque Cantonale Vaudoise	1,768	916,427
		1,920,855
Belgium — 1.7%
Barco NV	25,600	1,740,266
Ireland — 1.1%
Paddy Power PLC	15,396	1,139,397
Spain — 1.0%
Viscofan SA	22,107	1,011,914
Hong Kong — 1.0%
Towngas China Co. Ltd.	1,348,952	998,573
Netherlands — 1.0%
Nutreco NV	13,375	990,690
Cambodia — 0.8%
NagaCorp Ltd.	1,389,000	779,225
Cyprus — 0.6%
ProSafe SE	80,228	662,113
Total Common Stocks		$98,515,496
Exchange Traded Fund — 2.0%
iShares MSCI EAFE Small Cap Index Fund	54,129	2,094,792
Warrant — 0.0%
UBISOFT Entertainment, Expires 10/10/13*	83,861	5,173
Investment Funds — 5.4%
Invesco Government & Agency Portfolio**	1,639,897	1,639,897
Touchstone Institutional Money Market Fund^	3,878,937	3,878,937
Total Investment Funds		$5,518,834
Total Investment Securities —103.1%
(Cost $97,485,543)		106,134,295
Liabilities in Excess of Other Assets — (3.1%)		(3,172,791)
Net Assets — 100.0%		$102,961,504

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $1,544,424.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $1,574,135 or 1.53% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

4

Touchstone International Small Cap Fund (Continued)

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,637,777	$—	$—	$6,637,777
Austria	3,454,024	—	—	3,454,024
Belgium	1,740,266	—	—	1,740,266
Bermuda	3,051,033	685,232	—	3,736,265
Cambodia	779,225	—	—	779,225
Canada	9,215,856	—	—	9,215,856
Cyprus	662,113	—	—	662,113
Denmark	3,894,871	—	—	3,894,871
Finland	2,761,660	—	—	2,761,660
France	2,012,709	—	—	2,012,709
Germany	5,523,575	—	—	5,523,575
Hong Kong	998,573	—	—	998,573
Ireland	1,139,397	—	—	1,139,397
Japan	19,247,874	—	—	19,247,874
Korea	2,409,565	—	—	2,409,565
Luxembourg	2,382,716	—	—	2,382,716
Netherlands	990,690	—	—	990,690
Norway	3,721,773	—	—	3,721,773
Spain	1,011,914	—	—	1,011,914
Sweden	2,355,460	—	—	2,355,460
Switzerland	1,920,855	—	—	1,920,855
Thailand	1,967,998	—	—	1,967,998
United Kingdom	19,950,340	—	—	19,950,340
Exchanged Traded Fund	2,094,792	—	—	2,094,792
Investment Funds	5,518,834	—	—	5,518,834
Warrant	5,173	—	—	5,173

				$106,134,295

At September 30, 2012 securities valued at $75,855,722 were transferred from Level 2 to Level 1 pursuant to Fund's fair valuation policy.

See accompanying Notes to Portfolio of Investments

5

Portfolio of Investments

Touchstone Mid Cap Value Opportunities Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 95.8%

Information Technology — 19.9%
Activision Blizzard, Inc.	128,700	$1,451,736
Amdocs Ltd. (Guernsey)	61,600	2,032,184
Applied Materials, Inc.	86,200	962,423
CA, Inc.	58,500	1,507,252
Dolby Laboratories, Inc. - Class A*	55,900	1,830,725
FleetCor Technologies, Inc.*	22,400	1,003,520
Global Payments, Inc.	47,500	1,986,925
KLA-Tencor Corp.	30,200	1,440,691
Lam Research Corp.*	55,700	1,770,424
Micron Technology, Inc.*	169,200	1,012,662
Symantec Corp.*	101,200	1,821,600
Western Digital Corp.	41,600	1,611,168
Western Union Co. (The)	95,900	1,747,298
		20,178,608
Financials — 15.1%
Allstate Corp. (The)	38,300	1,517,063
Annaly Capital Management, Inc. REIT	101,200	1,704,208
Aon PLC (Great Britain)	34,009	1,778,331
Everest Re Group Ltd. (Bermuda)	17,200	1,839,712
First Republic Bank	72,300	2,491,458
HCC Insurance Holdings, Inc.	37,900	1,284,431
Loews Corp.	40,600	1,675,156
Progressive Corp. (The)	85,400	1,771,196
Willis Group Holdings PLC (Ireland)	35,120	1,296,630
		15,358,185
Consumer Discretionary — 14.7%
Best Buy Co., Inc.	72,100	1,239,399
Cablevision Systems Corp. - Class A	51,400	814,690
DeVry, Inc.†	37,551	854,662
DISH Network Corp.	33,600	1,028,496
GameStop Corp. - Class A†	82,832	1,739,472
H&R Block, Inc.	154,534	2,678,074
Interpublic Group of Cos, Inc. (The)	50,800	564,896
Lear Corp.	39,900	1,507,821
Liberty Interactive Corp. - Class A*	55,200	1,021,200
Liberty Media Corp. - Liberty Capital - Class A*	14,500	1,510,465
Liberty Ventures - Series A*	12,675	629,187
Staples, Inc.	116,000	1,336,320
		14,924,682
Utilities — 13.9%
Alliant Energy Corp.	47,900	2,078,381
American Water Works Co., Inc.	40,900	1,515,754
CenterPoint Energy, Inc.	110,150	2,346,195
CMS Energy Corp.	143,300	3,374,715
NRG Energy, Inc.	58,900	1,259,871
Wisconsin Energy Corp.	41,600	1,567,072
Xcel Energy, Inc.	72,100	1,997,891
		14,139,879
Health Care — 12.4%
AmerisourceBergen Corp.	72,200	2,794,862
CIGNA Corp.	16,300	768,871
Endo Health Solutions, Inc.*	54,856	1,740,032
Forest Laboratories, Inc.*	67,200	2,392,992
Humana, Inc.	18,800	1,318,820
MEDNAX, Inc.*	22,000	1,637,900
Questcor Pharmaceuticals, Inc.†*	27,100	501,350
Zimmer Holdings, Inc.	21,100	1,426,782
		12,581,609
Industrials — 8.4%
Dun & Bradstreet Corp. (The)	18,800	1,496,856
EMCor Group, Inc.	17,529	500,278
Northrop Grumman Corp.	15,800	1,049,594
Pitney Bowes, Inc.†	54,700	755,954
Southwest Airlines Co.	145,800	1,278,666
Towers Watson & Co. - Class A	40,100	2,127,305
URS Corp.	37,200	1,313,532
		8,522,185
Materials — 4.7%
Bemis Co., Inc.	48,600	1,529,442
CF Industries Holdings, Inc.	4,900	1,088,976
Crown Holdings, Inc.*	27,600	1,014,300
MeadWestvaco. Corp.	35,300	1,080,180
		4,712,898
Energy — 3.8%
HollyFrontier Corp.	25,800	1,064,766
Valero Energy Corp.	35,300	1,118,304
Williams Co, Inc. (The)	47,000	1,643,590
		3,826,660
Consumer Staples — 1.8%
Dr Pepper Snapple Group, Inc.	23,800	1,059,814
Tyson Foods, Inc. - Class A	48,000	768,960
		1,828,774
Telecommunication Services — 1.1%
Windstream Corp.†	106,900	1,080,759
Total Common Stocks		$97,154,239
Investment Funds — 6.4%
Invesco Government & Agency Portfolio**	204,456	2,893,534
Touchstone Institutional Money Market Fund^	3,626,937	3,626,937
Total Investment Funds		$6,520,471
Total Investment Securities —102.2%
(Cost $91,395,533)		$103,674,710
Liabilities in Excess of Other Assets — (2.2%)		(2,247,630)
Net Assets — 100.0%		$101,427,080

6

Touchstone Mid Cap Value Opportunities Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $2,778,024.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

PLC - Public Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$97,154,239	$—	$—	$97,154,239
Investment Fund	6,520,471	—	—	6,520,471
				$103,674,710

See accompanying Notes to Portfolio of Investments.

7

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 96.0%
Financials — 23.7%
Altisource Portfolio Solutions SA (Luxembourg)*	7,866	$678,442
American Equity Investment Life Holding Co.	130,900	1,522,367
Amtrust Financial Services, Inc.†	23,650	605,913
Ashford Hospitality Trust, Inc. REIT	47,700	400,680
Astoria Financial Corp.	79,200	782,496
Bank of Ozarks, Inc.	24,600	847,962
Brandywine Realty Trust REIT	65,600	799,664
Capstead Mortgage Corp. REIT	102,800	1,386,772
Cash America International, Inc.	20,850	804,184
CBL & Associates Properties, Inc. REIT	28,400	606,056
DFC Global Corp.*	61,500	1,054,725
First Cash Financial Services, Inc.*	31,400	1,444,714
First Financial Bancorp	27,400	463,334
First Financial Bankshares, Inc.†	11,750	423,352
Iberiabank Corp.	36,900	1,690,020
LaSalle Hotel Properties REIT	35,700	952,833
Meadowbrook Insurance Group, Inc.	47,300	363,737
Omega Healthcare Investors, Inc. REIT	29,800	677,354
Oriental Financial Group, Inc. (Puerto
Rico)	38,100	400,812
Protective Life Corp.	22,200	581,862
PS Business Parks, Inc. REIT	13,700	915,434
SVB Financial Group*	23,700	1,432,902
Texas Capital Bancshares, Inc.*	21,100	1,048,881
Union First Market Bankshares Corp.	31,400	488,584
Wintrust Financial Corp.	55,800	2,096,406
		22,469,486
Consumer Discretionary — 17.7%
Ameristar Casinos, Inc.	34,300	610,540
Asbury Automotive Group, Inc.*	45,600	1,274,520
Barnes & Noble, Inc.†*	69,100	883,098
Capella Education Co.*	2,900	101,674
Churchill Downs, Inc.	7,500	470,400
Coinstar, Inc.†*	22,100	994,058
Cooper Tire & Rubber Co.	44,400	851,592
Einstein Noah Restaurant Group, Inc.	36,500	645,685
Finish Line, Inc. (The) - Class A	56,000	1,273,440
iRobot Corp.*	33,950	772,702
Jack in the Box, Inc.*	34,300	964,173
JAKKS Pacific, Inc.†	27,900	406,503
Men's Wearhouse, Inc. (The)	50,600	1,742,158
Nutrisystem, Inc.	29,400	309,582
Red Robin Gourmet Burgers, Inc.*	15,100	491,656
Rent-A-Center, Inc.	45,000	1,578,600
Select Comfort Corp.*	48,800	1,539,640
Shuffle Master, Inc.*	60,200	951,762
Shutterfly, Inc.†*	31,100	967,832
		16,829,615
Industrials — 15.8%
Acacia Research Corp.*	47,500	1,301,975
ACCO Brands Corp.*	108,200	702,218
Actuant Corp. - Class A	49,750	1,423,845
Alaska Air Group, Inc.*	26,700	936,102
Apogee Enterprises, Inc.	32,000	627,840
Atlas Air Worldwide Holdings, Inc.*	20,700	1,068,741
Avis Budget Group, Inc.*	64,000	984,320
Consolidated Graphics, Inc.*	9,900	258,291
Con-way, Inc.	26,100	714,357
DigitalGlobe, Inc.†*	69,900	1,425,261
EnerSys*	19,500	688,155
FTI Consulting, Inc.*	11,000	293,480
Generac Holdings, Inc.	42,200	965,958
Hexcel Corp.*	55,200	1,325,904
NACCO Industries, Inc. - Class A	4,900	614,509
Republic Airways Holdings, Inc.*	111,000	513,930
TAL International Group, Inc.	16,700	567,466
Watsco, Inc.	7,800	591,162
		15,003,514
Information Technology — 14.7%
Cardtronics, Inc.*	62,400	1,858,272
Cirrus Logic, Inc.*	23,400	898,326
CSG Systems International, Inc.*	21,400	481,286
DealerTrack Holdings, Inc.*	26,300	732,455
Diodes, Inc.*	17,300	294,273
Emulex Corp.*	127,800	921,438
GT Advanced Technologies, Inc.†*	116,300	633,835
Heartland Payment Systems, Inc.	24,500	776,160
International Rectifier Corp.*	19,400	323,786
Kulicke & Soffa Industries, Inc.*	87,150	906,360
magicJack VocalTec Ltd. (Israel)†	52,600	1,290,278
MKS Instruments, Inc.	15,500	395,095
SYNNEX Corp.*	16,200	527,796
TiVo, Inc.*	109,400	1,141,042
Tyler Technologies, Inc.*	25,800	1,135,716
Unisys Corp.*	39,100	814,062
Wright Express Corp.*	12,300	857,556
		13,987,736
Health Care — 7.2%
Air Methods Corp.*	11,700	1,396,629
Health Management Associates, Inc. -
Class A*	206,400	1,731,696
Kindred Healthcare, Inc.*	17,700	201,426
LifePoint Hospitals, Inc.*	11,700	500,526
Momenta Pharmaceuticals, Inc.*	33,600	489,552
Par Pharmaceutical Cos., Inc.*	14,700	734,706
PDL BioPharma, Inc.	68,900	529,841
Questcor Pharmaceuticals, Inc.†*	36,400	673,400
WellCare Health Plans, Inc.*	10,700	605,085
		6,862,861
Energy — 6.0%
Basic Energy Services, Inc.†*	16,500	185,130
Energy XXI Bermuda Ltd. (Bermuda)	33,100	1,156,845
Gulfmark Offshore, Inc. - Class A*	12,300	406,392
Helix Energy Solutions Group, Inc.*	50,000	913,500
Newpark Resources, Inc.*	123,100	912,171
Stone Energy Corp.*	17,200	432,064

8

Touchstone Small Cap Value Opportunities Fund (Continued)

		Market
	Shares	Value
Common Stocks — 96.0% (Continued)
Energy — (Continued)
Western Refining, Inc.	63,400	$1,659,812
		5,665,914
Consumer Staples — 4.0%
Andersons, Inc. (The)	19,400	730,604
Boston Beer Co., Inc. (The) - Class A†*	4,700	526,259
Hain Celestial Group, Inc. (The)*	7,900	497,700
Pricesmart, Inc.	9,100	689,052
Susser Holdings Corp.*	20,600	745,102
Universal Corp. VA	12,950	659,414
		3,848,131
Utilities — 3.9%
NorthWestern Corp.	36,400	1,318,772
Southwest Gas Corp.	20,300	897,260
UNS Energy Corp.	34,600	1,448,356
		3,664,388
Materials — 3.0%
American Vanguard Corp.	32,300	1,124,040
Omnova Solutions, Inc.*	81,800	619,226
Schweitzer-Mauduit International, Inc.	33,328	1,099,492
		2,842,758
Total Common Stocks		$91,174,403
Exchange Traded Fund — 1.5%
iShares Russell 2000 Value Index Fund	18,700	1,382,678
Investment Funds — 9.3%
Invesco Government & Agency Portfolio**	7,711,001	7,711,001
Touchstone Institutional Money Market Fund^	1,145,257	1,145,257
Total Investment Funds		$8,856,258

Total Investment Securities —106.8%
(Cost $87,706,214)	$101,413,339
Liabilities in Excess of Other Assets — (6.8%)	(6,413,084)
Net Assets — 100.0%	$95,000,255

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $7,556,689.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$91,174,403	$—	$—	$91,174,403
Exchanged Traded Fund	1,382,678	—	—	1,382,678
Investment Fund	8,856,258	—	—	8,856,258
				$101,413,339

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments

Touchstone U.S. Long/Short Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks† — 117.9%
Information Technology — 25.7%
AOL, Inc.*	2,944	$103,717
Apple, Inc.	796	531,139
CA, Inc.	8,581	221,089
Cisco Systems, Inc.	14,058	268,367
Diebold, Inc.	831	28,013
Intel Corp.	22,145	502,249
International Business Machines Corp.	2,323	481,906
Jabil Circuit, Inc.	8,613	161,235
Microsoft Corp.	15,884	473,026
Seagate Technology PLC	10,354	320,974
SolarWinds, Inc.*	1,938	108,024
Western Digital Corp.	3,541	137,143
		3,336,882
Consumer Discretionary — 21.5%
Comcast Corp. - Class A	12,882	460,789
Delphi Automotive PLC*	11,455	355,105
DIRECTV*	1,548	81,208
Expedia, Inc.	2,481	143,501
Ford Motor Co.	7,189	70,883
Gannett Co., Inc.	4,728	83,922
Gap, Inc. (The)	1,937	69,306
Garmin Ltd.	2,833	118,249
General Motors Co.*	10,338	235,190
Home Depot, Inc.	11,425	689,727
Interpublic Group of Cos., Inc. (The)	630	7,006
Jarden Corp.	515	27,213
Macy's, Inc.	3,726	140,172
Marriott International, Inc. - Class A	5,258	205,588
Virgin Media, Inc.	3,610	106,278
		2,794,137
Financials — 17.1%
American International Group, Inc.*	16,388	537,362
Capital One Financial Corp.	4,579	261,049
Discover Financial Services	4,916	195,313
Invesco Ltd., ADR	5,016	125,350
KeyCorp	12,188	106,523
MetLife, Inc.	7,678	264,584
MFA Financial, Inc. REIT	10,248	87,108
Protective Life Corp.	126	3,302
Regions Financial Corp.	651	4,694
State Street Corp.	957	40,156
Wells Fargo & Co.	4,338	149,791
Weyerhaeuser Co. REIT	17,371	454,078
		2,229,310
Health Care — 13.8%
Agilent Technologies, Inc.	662	25,454
AmerisourceBergen Corp.	7,463	288,893
Amgen, Inc.	7,498	632,231
Cardinal Health, Inc.	14,881	579,912
HCA Holdings, Inc.	2,964	98,553
UnitedHealth Group, Inc.	3,011	166,840
		1,791,883
Energy — 12.5%
ConocoPhillips	6,683	382,134
Diamond Offshore Drilling, Inc.	1,800	118,458
Exxon Mobil Corp.	6,787	620,671
Marathon Oil Corp.	14,012	414,335
SandRidge Energy, Inc.*	13,442	93,691
		1,629,289
Consumer Staples — 9.9%
Dr Pepper Snapple Group, Inc.	4,431	197,312
Kimberly-Clark Corp.	1,294	110,999
Monster Beverage Corp.*	4,180	226,389
Philip Morris International, Inc.	5,673	510,230
Safeway, Inc.	14,688	236,330
		1,281,260
Industrials — 6.1%
Cintas Corp	2,889	119,749
CNH Global N.V.*	828	32,102
Con-way, Inc.	4,344	118,895
Cooper Industries PLC	80	6,005
General Electric Co.	7,982	181,271
Pitney Bowes, Inc.	114	1,575
WESCO International, Inc.*	5,875	336,050
		795,647
Materials — 5.1%
Ball Corp.	5,510	233,128
Commercial Metals Co.	12,765	168,498
EI du Pont de Nemours & Co.	467	23,476
Freeport-McMoRan Copper & Gold, Inc.	5,832	230,831
Westlake Chemical Corp.	164	11,982
		667,915
Telecommunication Services — 3.4%
CenturyLink, Inc.	6,355	256,742
Crown Castle International Corp.*	2,306	147,815
Sprint Nextel Corp.*	1,001	5,526
Verizon Communications, Inc.	613	27,934
		438,017
Utilities — 2.8%
AES Corp. (The)*	32,095	352,082
Duke Energy Corp.	262	16,978
		369,060
Total Common Stocks		$15,333,400
Exchange Traded Fund — 1.2%
SPDR S&P 500 ETF Trust†	1,058	152,278
Total Exchange Traded Funds		$152,278
Investment Fund — 0.0%
Touchstone Institutional Money Market Fund^	3,679	3,679
Total Investment Funds		$3,679
Total Long Positions
(Cost $13,739,557)		$15,489,357

10

Touchstone U.S. Long/Short Fund (Continued)

		Market
	Shares	Value
Securities Sold Short — (19.5%)
Common Stocks — (19.5%)
Information Technology — (8.7%)
Acme Packet, Inc.*	(12,502)	$(213,784)
Fusion-io, Inc.*	(8,782)	(265,831)
Global Payments, Inc.	(4,677)	(195,639)
Salesforce.com, Inc.*	(1,183)	(180,632)
Solera Holdings, Inc.	(5,838)	(256,113)
Zynga, Inc. - Class A*	(8,375)	(23,785)
		(1,135,784)
Consumer Discretionary — (5.5%)
Abercrombie & Fitch Co. - Class A	(5,592)	(189,680)
DreamWorks Animation SKG, Inc. - Class A*	(2,335)	(44,902)
Gentex Corp.	(4,903)	(83,400)
Netflix, Inc.*	(1,781)	(96,957)
Visteon Corp.*	(5,239)	(232,926)
Washington Post Co. (The) - Class B	(173)	(62,804)
		(710,669)
Energy — (3.0%)
Alpha Natural Resources, Inc.*	(21,281)	(139,816)
Ultra Petroleum Corp.*	(11,480)	(252,330)
		(392,146)
Health Care — (1.5%)
Allscripts Healthcare Solutions, Inc.*	(1,954)	(24,288)
Incyte Corp. Ltd.*	(6,559)	(118,390)
Vertex Pharmaceuticals, Inc.*	(800)	(44,761)
		(187,439)
Telecommunication Services — (0.6%)
NII Holdings, Inc.*	(10,400)	(81,641)
Financials — (0.2%)
Erie Indemnity Co. - Class A	(241)	(15,489)
Hartford Financial Services Group, Inc.	(499)	(9,700)
		(25,189)
Consumer Staples — 0.0%
Ralcorp Holdings, Inc.*	(50)	(3,651)
Total Common Stocks		$(2,536,519)

Total Securities Sold Short
(Proceeds $(2,612,246))	$(2,536,519)
Total Investment Securities —99.6%
(Cost $11,127,311)	$12,952,838
Other Assets in Excess of Liabilities — 0.4%	51,689
Net Assets — 100.0%	$13,004,527

†	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of September 30, 2012 was $15,485,678.

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Schedule of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$15,333,400	$—	$—	$15,333,400
Exchanged
Traded Fund	152,278	—	—	152,278
Investment Fund	3,679	—	—	3,679
				$15,489,357
Liabilities:
Securities Sold Short
Common
Stocks	$(2,536,519)	$—	$—	$(2,536,519)

See accompanying Notes to Schedule of Investments.

11

Portfolio of Investments

Touchstone Value Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.6%
Financials — 20.6%
American Express Co.	169,842	$9,657,216
Bank of America Corp.	380,153	3,356,752
Capital One Financial Corp.	114,020	6,500,280
Citigroup, Inc.	166,240	5,439,373
JPMorgan Chase & Co.	227,457	9,207,459
PNC Financial Services Group, Inc.	139,286	8,788,947
SLM Corp.	288,668	4,537,862
Wells Fargo & Co.	293,785	10,144,396
XL Group PLC	204,971	4,925,453
		62,557,738
Health Care — 14.5%
Baxter International, Inc.	145,838	8,788,199
Johnson & Johnson	121,240	8,354,648
Medtronic, Inc.	217,310	9,370,407
Pfizer, Inc.	443,224	11,014,116
WellPoint, Inc.	108,832	6,313,344
		43,840,714
Energy — 12.9%
ConocoPhillips	137,585	7,867,110
Marathon Petroleum Corp.	79,210	4,324,075
Occidental Petroleum Corp.	96,522	8,306,683
Phillips 66	147,847	6,855,665
Seadrill Ltd.	79,890	3,133,286
Spectra Energy Corp.	295,482	8,675,352
		39,162,171
Industrials — 12.5%
Emerson Electric Co.	59,750	2,884,132
Exelis, Inc.	167,560	1,732,570
General Electric Co.	383,220	8,702,926
Honeywell International, Inc.	119,158	7,119,690
Illinois Tool Works, Inc.	84,135	5,003,508
ITT Corp.	58,300	1,174,745
Raytheon Co.	136,250	7,788,050
Xylem, Inc.	136,230	3,426,184
		37,831,805
Consumer Staples — 11.8%
Altria Group, Inc.	154,042	5,143,462
Diageo PLC ADR	70,392	7,935,290
Imperial Tobacco Group PLC ADR	115,637	8,561,763
Philip Morris International, Inc.	158,650	14,268,981
		35,909,496
Utilities — 8.0%
CenterPoint Energy, Inc.	334,390	7,122,507
Dominion Resources, Inc.	37,354	1,977,521
Entergy Corp.	112,510	7,796,943
Public Service Enterprise Group, Inc.	225,890	7,269,140
		24,166,111
Information Technology — 6.7%
Intel Corp.	136,790	3,102,397
International Business Machines Corp.	41,620	8,634,069
Microsoft Corp.	290,430	8,649,005
		20,385,471
Telecommunication Services — 6.5%
AT&T, Inc.	246,524	9,293,955
Verizon Communications, Inc.	127,538	5,811,907
Vodafone Group PLC ADR	159,940	4,557,490
		19,663,352
Consumer Discretionary — 4.2%
Carnival Corp.	135,368	4,932,811
Service Corp. International	328,210	4,417,707
Target Corp.	51,520	3,269,974
		12,620,492
Materials — 0.9%
EI du Pont de Nemours & Co.	55,750	2,802,552
Total Common Stocks		$298,939,902
Investment Fund — 1.3%
Touchstone Institutional Money Market Fund^	3,963,194	3,963,195
Total Investment Securities —99.9%
(Cost $269,336,569)		$302,903,097
Other Assets in Excess of Liabilities — 0.1%		338,474
Net Assets — 100.0%		$303,241,571

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

12

Touchstone Value Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$298,939,902	$—	$—	$298,939,902
Investment Fund	3,963,195	—	—	3,963,195
				$302,903,097

See accompanying Notes to Portfolio of Investments.

13

Notes to Portfolios of Investments

September 30, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of September 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

During the year ended September 30, 2012, there were no significant transfers between Levels 1, 2 and 3 except as shown in the Portfolio of Investments for the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

14

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Securities sold short — The U.S. Long/Short Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2012, the Fund had securities sold short with a fair value of $2,536,519 and had securities with a fair value of $15,485,678 held as collateral for securities sold short.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral value at least equal, at all times, to fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of September 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
International Small Cap Fund	1,544,424	1,639,897
Mid Cap Value Opportunities Fund	2,778,024	2,893,534
Small Cap Value Opportunities Fund	7,556,689	7,711,001

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investments of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

15

Notes to Portfolios of Investments (Continued)

Federal Tax Information— As of September 30, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Growth Fund	$121,297,301	$55,123,000	$(1,710,946)	$53,412,054
International Small Cap Fund	97,485,543	10,619,946	(1,971,194)	8,648,752
Mid Cap Value Opportunities Fund	91,395,533	14,251,879	(1,972,702)	12,279,177
Small Cap Value Opportunities Fund	87,706,214	18,146,930	(4,439,804)	13,707,126
U.S Long/Short Fund	13,739,557	2,005,309	(255,509)	1,749,800
Value Fund	269,336,569	37,226,219	(3,659,691)	33,566,528

16

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/21/12

* Print the name and title of each signing officer under his or her signature.